Summary of Signification Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Jun. 30, 2025
Motor Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	5 years
Motor Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	10 years
Office Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	2 years
Office Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	8 years
Furniture and Fittings [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	5 years
Computer [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	3 years
Warehouse Equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	2 years
Machinery Equipment [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	3 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Useful life	5 years